Business Combinations - Additional Information (Detail) - USD ($)			12 Months Ended
	Aug. 25, 2014	Jan. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Cash consideration paid			$ 0	$ 0	$ 2,277,000
Space Monkey Acquisition | Subsidiaries
Business Acquisition [Line Items]
Cash consideration paid	$ 15,000,000
Escrow for indemnification obligations	$ 1,500,000
Business combination acquisition costs			0	0
Wildfire Acquisition | Subsidiaries
Business Acquisition [Line Items]
Cash consideration paid		$ 3,500,000
Escrow for indemnification obligations		$ 400,000
Business combination acquisition costs			$ 0	$ 0